Intangibles assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible Assets Net, Movement

Intangible assets, net movement for the years ended December 31, 2021 and 2020, respectively are as follows (in USD thousands):

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2021	$8,598	$3,071	$2,621	$14,290
Additions	—	130	3,858	3,988
Disposals	—	—	(30)	(30)
Currency Translation Adjustment	(300)	(111)	(90)	(501)
December 31, 2021	$8,298	$3,090	$6,359	$17,747

Accumulated depreciation
January 1, 2021	$—	$(889)	$(119)	$(1,008)
Additions	—	(565)	(527)	(1,092)
Disposals	—	—	—	—
Currency Translation Adjustment	—	22	4	26
December 31, 2021	$—	$(1,432)	$(642)	$(2,074)
Net book value at December 31, 2021	$8,298	$1,658	$5,717	$15,673

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2020	$7,834	$2,761	$—	$10,595
Additions	—	324	2,436	2,760
Disposals	—	(286)	—	(286)
Currency Translation Adjustment	764	272	185	1,221
December 31, 2020	$8,598	$3,071	$2,621	$14,290

Accumulated depreciation
January 1, 2020	$—	$(359)	$—	$(359)
Additions	—	(521)	(111)	(632)
Disposals	—	60	—	60
Currency Translation Adjustment	—	(69)	(8)	(77)
December 31, 2020	$—	$(889)	$(119)	$(1,008)
Net book value at December 31, 2020	$8,598	$2,182	$2,502	$13,282